UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07444

American Strategic Income Portfolio Inc.-III

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary

American Strategic Income Portfolio Inc.-III

800 Nicollet Mall, BC-MN-H04N

Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: August 31

Date of reporting period: June 30, 2011

Item 1: Proxy Voting Record

***************************** FORM N-PX REPORT*****************************

ICA File Number: 811-07444

Reporting Period: July 1, 2010 – June 30, 2011

American Strategic Income Portfolio Inc. - III

There is no proxy voting activity for the registrant as it did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. – III

By:	/s/ Eric J. Thole
Eric J. Thole
Vice President

Date: August 26, 2011

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